Capital Acquisitions and Dispositions (Narrative) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of impairment loss and reversal of impairment loss [line items]
Acquisition-related costs recognised as expense for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination	$ 5.4	$ 6.3
Gain on capital dispositions	316.4	(199.2)
Saskatchewan gas infrastructure
Disclosure of impairment loss and reversal of impairment loss [line items]
Cash	500.2
Carrying value	(198.3)	198.3
Gain on capital dispositions	301.9	$ 301.9
Consideration, net	500.2
Other minor, net
Disclosure of impairment loss and reversal of impairment loss [line items]
Cash	8.2
Carrying value	7.9
Gain on capital dispositions	14.5
Consideration, net	$ 6.6